INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INCOME TAXES
INCOME TAXES

4.     INCOME TAXES

As of June 30, 2021, there have been no material changes to our uncertain tax positions disclosures as provided in Note 9 of the Annual Report. The tax returns for all years in the Company’s major tax jurisdictions are not settled as of January 1, 2021; no changes in settled tax years have occurred through June 30, 2021. Due to the existence of tax attribute carryforwards (which are currently offset by a full valuation allowance), the Company treats all years’ tax positions as unsettled due to the taxing authorities’ ability to modify these attributes.

9.    INCOME TAXES

The Company’s provision for income taxes consists of the following for the years ended December 31, 2020 and 2019:

	2020	2019
Current income tax provision (benefit):
Federal	$-	$-
State	-	-
Foreign	-	-
Total	-	-

Deferred income tax provision (benefit):
Federal	(271,000)	(162,000)
State	(84,000)	(51,000)
Foreign	-	-
Total	(355,000)	(213,000)

Change in valuation allowance	355,000	213,000
Total provision (benefit) for income taxes	$-	$-

Significant components of the Company’s deferred tax assets at December 31, 2020 and 2019 and related valuation allowances are presented below:

	Year ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$14,048,000	$13,721,000
Research and experimentation credit carryforwards	2,268,000	2,268,000
Charitable contribution carryforwards	4,000	6,000
Accrued expenses, deferred revenue and other	523,000	591,000
Share-based compensation	824,000	774,000
	17,667,000	17,360,000

Less - valuation allowance	(17,667,000)	(17,360,000)
Net deferred tax assets	$-	$-

At December 31, 2020, we had net operating loss carryforwards for Federal income tax purposes of approximately $51.1 million and research and research and experimental tax credit carryforwards of approximately $2.3 million, which are available to offset future federal income. Approximately $47.9 million of the net operating loss carryforwards, generated prior to 2018, expires in increments through 2037, while carryforwards generated in 2018 or later do not expire.

Section 382 of the Internal Revenue Code imposes substantial restrictions on the utilization of net operating losses and tax credits in the event of a corporation’s ownership change. During 2009, the Company completed a preliminary study to compute any limits on the net operating losses and credit carryforwards for purposes of Section 382. It was determined that the Company experienced a cumulative change in ownership, as defined by the regulations, in 2002. This change in ownership triggers an annual limitation on the Company’s ability to utilize certain U.S. federal and state net operating loss carryforwards and research tax credit carryforwards, resulting in the potential loss of approximately $9.8 million of net operating loss carryforwards and $0.2 million in research credit carryforwards. The Company has reduced the deferred tax assets associated with these carryforwards in its balance sheets. The Company believes that the future use of net operating losses and tax credits presented above may be further reduced as a result of additional ownership changes subsequent to 2009.

The provision for income taxes on earnings subject to income taxes differs from the statutory federal rate for the years ended December 31, 2020 and 2019, due to the following:

	2020	2019
US Federal statutory rate	21.00%	21.00%
State income tax, net of Federal benefit	6.52%	6.52%
Share-based compensation	(2.76)%	(3.10)%
Permanent differences and other	(1.46)%	(9.26)%
Change in valuation allowance	(23.30)%	(15.16)%
	0.00%	0.00%

As discussed in Note 2, we recognize the effect of income tax positions only if those positions are more likely than not of being sustained. At December 31, 2020 and 2019, we had no gross unrecognized tax benefits. We do not expect any significant changes in unrecognized tax benefits over the next 12 months. In addition, we did not recognize any interest or penalties related to uncertain tax positions at December 31, 2020 and 2019.

The 2007 through 2019 tax years generally remain subject to examination by federal and most state tax authorities. In addition, we would remain open to examination for earlier years if we were to utilize net operating losses or tax credit carryforwards that originated prior to 2012.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) was signed into law in response to the COVID-19 pandemic. The CARES Act provides numerous tax provisions and stimulus measures, including temporary changes regarding the prior and future utilization of net operating losses, temporary changes to the prior and future limitations on interest deductions, and technical corrections from prior tax legislation for tax depreciation of certain qualified improvement property. The Company has evaluated the provisions of the CARES Act relating to income taxes which will result in adjustments to certain deferred tax assets and liabilities. Due to the Company’s U.S. valuation allowance, the Company noted the provisions of the CARES Act did not have a material impact on its financial statements.